UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from September 1, 2025 to September 30, 2025
Commission File Number of issuing entity: 333-288943-01
Central Index Key Number of issuing entity: 0002083722
CarMax Select Receivables Trust 2025-B
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-288943
Central Index Key Number of depositor: 0001259380
CarMax Auto Funding LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable): 0001601902
CarMax Business Services, LLC
(Exact name of sponsor as specified in its charter)
Greg Dostich, Vice President and Treasurer (804) 935-4512
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
39-7080147
(I.R.S. Employer Identification No.)
c/o CarMax Auto Funding LLC
12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238
(Address of principal executive offices of issuing entity) (Zip Code)
(804) 935-4512
(Telephone number, including area code)
Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A-1 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-3 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class B Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class C Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class D Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class E Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes [ ]  No [X]
PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Select Receivables Trust 2025-B is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.

Item 1A. Asset-Level Information.
The Asset Data File and Asset Related Document, filed as Exhibits 102 and 103, respectively, to the registrant's Form ABS-EE filed on October 15, 2025 under File No. 333-288943-01 are hereby incorporated by reference into this Form 10-D.
ITEM 1121(c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS
No activity to report for the Collection Period as required by Item 1121(c) of Regulation AB.
Date of Most Recent Form ABS-15G Filed Pursuant to Rule 15Ga-1: February 7, 2025.
Central Index Key (CIK) of Securitizer: 0001259380.
PART II – OTHER INFORMATION
Item 7. Change in Sponsor Interest in the Securities.

As required under Regulation RR (17 C.F.R. Part 246), CarMax Business Services, LLC, or a majority-owned affiliate, retains at least 5% of the credit risk of the receivables in this transaction, in the form of at least 5% of each class of notes and at least 5% of the certificates, as described in the prospectus. No changes in the risk retention structure, methodology, or inputs and assumptions described in the prospectus have been made. As of the Closing Date, there have been no material changes to the form or amount of risk retention since the closing date.

Item 10. Exhibits.
Exhibit 99.1     Monthly Servicer's Certificate for the collection period commencing September 1, 2025 and ending September 30, 2025
Exhibit 102     Asset Data File (incorporated by reference to registrant's Form ABS-EE, Registration File Number 333-288943-01, filed on October 15, 2025)
Exhibit 103     Asset Related Document (incorporated by reference to registrant's Form ABS-EE, Registration File Number 333-288943-01, filed on October 15, 2025)

Signatures
Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX SELECT RECEIVABLES TRUST 2025-B
(Issuing Entity)

		By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date:	October 15, 2025	By:	/s/ Greg Dostich
Greg Dostich
Vice President and Treasurer
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